UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24158

MANULIFE GA TRUST

(Exact name of registrant as specified in charter)

197 CLARENDON STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

HEIDI KNAPP

TREASURER

197 CLARENDON STREET,

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 378-1870

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

Manulife GA Trust

Semi-Annual Report

June 30, 2026

Manulife GA Trust

June 30, 2026

Manulife GA Trust

Portfolio summary 6-30-26 (unaudited)

Portfolio Composition as of 6-30-26 (% of total investments)

Senior loans	23.7
Short-term investments	76.3
Percentages include unfunded loan commitments.
Top 10 Issuers as of 6-30-26 (% of total investments)
Passco Intermediate LLC	2.8
Innovate 32 Services LLC	2.7
SGA Dental Partners OpCo LLC	2.7
Align Enta Intermediate, Inc.	2.6
Palmetto Technology Group LLC	2.6
Matrix US Bidco, Inc.	2.2
Tribute Bakery Upper Intermediate LLC	2.1
Specialty Manufacturing Holdings LLC	1.8
Salon Freedom LLC	1.6
Cyber Advisors LLC	1.4
TOTAL	22.5

Cash and short-term investments are not included.

Percentages include unfunded loan commitments.

Manulife GA Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value

Senior loans (A)(B) 25.7%				$25,768,832
(Cost $25,778,803)
Consumer discretionary 3.1%				3,068,120
Diversified consumer services 1.8%
Salon Freedom LLC, Delayed Draw Term Loan (C)	—	04-07-32	569,909	564,210
Salon Freedom LLC, Revolver (C)	—	04-07-32	227,964	225,684
Salon Freedom LLC, Term Loan A (3 month CME Term SOFR +
5.000%)	8.679	04-07-32	1,023,271	1,013,039
Hotels, restaurants and leisure 1.3%
Founders Table Holdings LLC, Delayed Draw Term Loan (C)	—	06-12-31	117,496	116,321
Founders Table Holdings LLC, Revolver (C)	—	06-12-31	117,496	115,146
Founders Table Holdings LLC, Term Loan A (1 month CME Term
SOFR + 6.250%)	9.894	06-12-31	1,054,816	1,033,720
Consumer staples 2.3%				2,300,259
Food products 2.3%
Tribute Bakery Upper Intermediate LLC, Delayed Draw Term Loan
B (C)	—	03-18-31	80,515	79,791
Tribute Bakery Upper Intermediate LLC, Revolver (C)	—	03-18-31	172,533	170,980
Tribute Bakery Upper Intermediate LLC, Term Loan A (1 month
CME Term SOFR + 4.750%)	8.394	03-18-31	2,068,100	2,049,488
Health care 8.7%				8,740,566
Health care providers and services 8.7%
Align Enta Intermediate, Inc., 2026 Long Term Delayed Draw
Term Loan (C)	—	03-25-32	586,088	581,399
Align Enta Intermediate, Inc., 2026 Revolver (C)	—	03-25-32	146,522	145,350
Align Enta Intermediate, Inc., 2026 Short Term Delayed Draw
Term Loan (C)	—	03-25-32	293,044	290,699
Align Enta Intermediate, Inc., 2026 Term Loan (1 month CME
Term SOFR + 4.750%)	8.394	03-25-32	1,831,524	1,816,872
Innovate 32 Services LLC, 1st Amendment Delayed Draw Term
Loan (C)	—	10-29-31	1,500,000	1,488,750
Innovate 32 Services LLC, 1st Amendment Term Loan (6 month
CME Term SOFR + 5.500%)	9.356	10-29-31	1,500,000	1,477,500
SGA Dental Partners OpCo LLC, 2026 Term Loan (3 month CME
Term SOFR + 6.000%)	9.664	06-13-31	3,000,000	2,939,996
Industrials 5.0%				4,976,029
Machinery 2.0%
Specialty Manufacturing Holdings LLC, Delayed Draw Term Loan
(C)	—	03-31-33	310,238	307,136
Specialty Manufacturing Holdings LLC, Revolver (3 month CME
Term SOFR + 4.500%) (C)	8.240	03-31-33	138,095	136,714
Specialty Manufacturing Holdings LLC, Term Loan (3 month CME
Term SOFR + 4.500%)	8.232	03-31-33	1,567,857	1,552,179
Professional services 3.0%
Passco Intermediate LLC, Delayed Draw Term Loan (C)	—	06-04-32	2,000,000	1,990,000
Passco Intermediate LLC, Revolver (C)	—	06-04-32	200,000	198,000

The accompanying consolidated notes are an integral part of the consolidated financial statements.

Manulife GA Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Industrials (continued)

Professional services (continued)
Passco Intermediate LLC, Term Loan (3 month CME Term SOFR
+ 4.500%)	8.157	06-04-32	800,000	$792,000
Information technology 4.3%				4,327,923

IT services 4.3%
Cyber Advisors LLC, Delayed Draw Term Loan (C)	—	03-12-32	664,894	658,245
Cyber Advisors LLC, Revolver (C)	—	03-12-32	177,305	175,532
Cyber Advisors LLC, Term Loan (3 month CME Term SOFR +
4.750%)	8.374	03-12-32	751,662	744,146
Palmetto Technology Group LLC, 2026 Delayed Draw Term Loan
D (C)	—	01-03-29	1,388,889	1,375,000
Palmetto Technology Group LLC, 2026 Term Loan (1 month CME
Term SOFR + 5.250%)	8.894	01-03-29	1,388,889	1,375,000
Materials 2.3%				2,355,935

Chemicals 2.3%
Matrix US Bidco, Inc., Delayed Draw Term Loan (C)	—	03-23-33	666,135	660,139
Matrix US Bidco, Inc., Revolver (C)	—	03-23-33	266,454	264,056
Matrix US Bidco, Inc., Term Loan (1 month CME Term SOFR +
4.500%)	8.144	03-23-33	1,444,743	1,431,740
		Yield (%)	Shares	Value

Short-term investments 82.8%				$82,800,881
(Cost $82,800,881)
Short-term funds 82.8%				82,800,881
State Street Institutional U.S. Government Money Market Fund, Premier Class		3.5748(D)	82,800,881	82,800,881

Total investments (Cost $108,579,684) 108.5%				$108,569,713

Less unfunded loan commitments (9.6%)				(9,613,217)

Net investments (Cost $98,966,467) 98.9%				$98,956,496

Other assets and liabilities, net 1.1%				1,090,684

Total net assets 100.0%				$100,047,180

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

CME	CME Group Published Rates
SOFR	Secured Overnight Financing Rate

(A)Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(B)Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.

(C)Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. No interest rate is determined for unfunded positions. See Note 2 for more information.

(D)The rate shown is the annualized seven-day yield as of 6-30-26.

The accompanying consolidated notes are an integral part of the consolidated financial statements.

Manulife GA Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

At 6-30-26, the aggregate cost of investments for federal income tax purposes was $98,966,467. Net unrealized depreciation aggregated to $9,971, of which $5,658 related to gross unrealized appreciation and $15,629 related to gross unrealized depreciation.

The accompanying consolidated notes are an integral part of the consolidated financial statements.

Consolidated financial statements Manulife GA Trust

Consolidated Statement of assets and liabilities 6-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $98,966,467)	$98,956,496
Prepaid Investment	1,677,074
Cash	203,120
Dividends and interest receivable	317,260
Receivable for investments sold	3,621
Deferred offering costs	146,712
Total assets	101,304,283

Liabilities
Distributions payable	914,300
Accrued offering expense	126,412
Payable to affiliates
Investment management fees	137,930
Accounting and legal services fees	7,746
Other liabilities and accrued expenses	70,715
Total liabilities	1,257,103
Net assets	$100,047,180
Net assets consist of
Paid-in capital	$100,000,000
Total distributable earnings (loss)	47,180
Net assets	$100,047,180
Net asset value per share
Based on 5,000,000 shares of beneficial interest outstanding - unlimited number of shares authorized with no par
value	$20.01

The accompanying consolidated notes are an integral part of the consolidated financial statements.

Manulife GA Trust

Consolidated statement of operations for the period ended 6-30-261 (unaudited)

Investment income
Dividends	$1,151,800
Interest	258,099
Total investment income	1,409,899

Expenses
Investment management fees	192,242
Accounting and legal services fees	13,918
Transfer agent fees	1,740
Trustees’ fees	3
Custodian fees	27,836
Professional fees	59,573
Offering and organization costs	122,028
Other	21,821
Total expenses	439,161
Net investment income	970,738

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	713
713
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(9,971)
(9,971)
Net realized and unrealized loss	(9,258)
Increase in net assets from operations	$961,480
1 Period from 2-23-26 (commencement of operations) to 6-30-26.

The accompanying consolidated notes are an integral part of the consolidated financial statements.

Manulife GA Trust

Consolidated statement of changes in net assets

Period ended
6-30-261
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$970,738
Net realized gain	713
Change in net unrealized appreciation (depreciation)	(9,971)
Increase in net assets resulting from operations	961,480
Distributions to shareholders
From net investment income and net realized gain	(914,300)
Total distributions	(914,300)
Fund share transactions
Fund shares issued	100,000,000
Total increase	100,047,180

Net assets
Beginning of period	—
End of period	$100,047,180

Share activity
Shares outstanding
Beginning of period	—
Shares issued	5,000,000
End of period	5,000,000

1 Period from 2-23-26 (commencement of operations) to 6-30-26.

The accompanying consolidated notes are an integral part of the consolidated financial statements.

Manulife GA Trust

Consolidated statement of cash flows for the period ended 6-30-261 (unaudited)

Cash flows from operating activities

Net increase in net assets from operations	$961,480
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(16,230,439)
Long-term investments sold	66,896
Net purchases and sales in short-term investments	(82,800,881)
Net amortization of premium (discount)	(4,951)
(Increase) Decrease in assets:
Prepaid investment	(1,677,074)
Dividends and interest receivable	(317,260)
Deferred offering cost	(146,712)
Increase (Decrease) in liabilities:
Accrued offering expense	126,412
Payable to affiliates	145,676
Other liabilities and accrued expenses	70,715
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	9,971
Net realized (gain) loss on:
Unaffiliated investments	(713)
Net cash used in operating activities	$(99,796,880)

Cash flows provided by (used in) financing activities
Fund shares issued	100,000,000
Net cash flows provided by financing activities	$100,000,000
Net increase in cash	$203,120
Cash at beginning of period	$—
Cash at end of period	$203,120

1 Period from 2-23-26 (commencement of operations) to 6-30-26.

The accompanying consolidated notes are an integral part of the consolidated financial statements.

Manulife GA Trust

Consolidated Financial highlights

Period ended	6-30-261

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income	0.19
Net realized and unrealized gain (loss) on investments	—2
Total from investment operations	0.19
Less distributions
From net investment income	(0.18)
From net realized gain	—
Total distributions	(0.18)
Net asset value, end of period	$20.01
Total return (%)	0.963
Ratios and supplemental data
Net assets, end of period (in millions)	$100
Ratios (as a percentage of average net assets):
Expenses	1.074
Net investment income	2.995
Portfolio turnover (%)	06

1Period from 2-23-26 (commencement of operations) to 6-30-26. Unaudited.

2Less than $0.005 per share.

3Not annualized.

4Certain expenses are presented unannualized due to the short reporting period.

5Annualized.

6Less than 1%.

The accompanying consolidated notes are an integral part of the consolidated financial statements.

Manulife GA Trust

Notes to consolidated financial statements 6-30-26 (unaudited)

1. Organization

Manulife GA Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end management investment company. The investment objective of the fund is to generate current income.

The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933, as amended (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.

Basis of consolidation. The accompanying consolidated financial statements include the accounts of Manulife GA Senior Loan Trust Subsidiary Trust LLC (the subsidiary), which was incorporated on December 3, 2025, and is a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Manulife Investment Management Private Markets (US) LLC (the Advisor). As of June 30, 2026, the net assets of the subsidiary were $188,000 representing 0.19% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The consolidated fund’s investments include positions of the fund and the subsidiary.

The fund commenced operations on February 23, 2026.

2. Significant accounting policies

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification (ASC) of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor, as the fund’s valuation designee, and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models..

Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.

Manulife GA Trust

Notes to consolidated financial statements 6-30-26 (unaudited)

The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.

Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

The following is a summary of the values by input classification of the consolidated fund’s investments as of June 30, 2026 by major security category or type:

			Level 2	Level 3
	Total		Significant	Significant
	value at	Level 1	observable	unobservable
	6-30-26	quoted price	inputs	inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$16,155,615	—	—	$16,155,615
Short-term investments	82,800,881	$82,800,881	—	—
Total investments in securities	$98,956,496	$82,800,881	—	$16,155,615

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.

Manulife GA Trust

Notes to consolidated financial statements 6-30-26 (unaudited)

Senior loans
Balance as of 2-23-26 (commencement of operations)	—
Purchases	$16,230,439
Sales	(70,517)
Realized gain (loss)	713
Net amortization of (premium) discount	4,951
Change in unrealized appreciation (depreciation)	(9,971)
Balance as of 6-30-26	$16,155,615
Change in unrealized appreciation (depreciation) at period end1	$(9,971)

1Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	Fair Value		Significant
	at 6-30-26	Valuation technique	unobservable inputs	Input/Range*	Input Weighted Average*

Senior Loans	$8,578,059	Discounted cash flow	Discount rate	8.98% - 9.51%	9.23%
	7,577,556	Recent transaction	Transaction price	$98.00 - $99.50	$98.38

Total	$16,155,615

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2026 could have resulted in changes to the fair value measurement, as follows:

	Impact to Valuation	Impact to Valuation
Significant Unobservable Input	if input had increased	if input had decreased

Discount rate	Decrease	Increase
Transaction price	Increase	Decrease

Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

Senior loans. The fund invests in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund will only invest in loans and commitments that are determined to be below investment-grade. The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial

Manulife GA Trust

Notes to consolidated financial statements 6-30-26 (unaudited)

funding date or acquiring loans in secondary market transactions. The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties, subject to customary exceptions, including a pledge of the equity of the borrower and its subsidiaries.

The fund may be subject to greater levels of credit risk, call (or prepayment) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular or no trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.

The fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender. Unfunded loan commitments are marked to market in accordance with the fund’s valuation policies. Any related unrealized appreciation (depreciation) on unfunded commitments is included in unaffiliated investments, at value in the Consolidated statement of assets and liabilities and change in net unrealized appreciation (depreciation) in the Consolidated statement of operations. As of June 30, 2026, the fund had the following unfunded commitments outstanding.

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Align Enta Intermediate, Inc.	$879,132	$146,522	($2,598)
Cyber Advisors LLC	664,894	177,305	(3,573)
Founders Table Holdings LLC	117,496	117,496	(35)
Innovate 32 Services LLC	1,500,000	—	(39)

Manulife GA Trust

Notes to consolidated financial statements 6-30-26 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Matrix US Bidco, Inc.	666,135	266,454	(2,627)
Palmetto Technology	1,388,889	—	—
Group LLC
Passco Intermediate LLC	2,000,000	200,000	—
Salon Freedom LLC	569,909	227,964	(3,027)
Specialty Manufacturing	310,238	127,735	(1,651)
Holdings LLC
Tribute Bakery Upper	80,515	172,533	111
Intermediate LLC
Total	$8,177,208	$1,436,009	($13,439)

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Line of credit. The fund has entered into a revolving promissory note agreement with John Hancock Funding Company, LLC (JH Funding) The aggregate outstanding borrowings under the agreement for the fund will not exceed $50 million. There were no upfront fees or commitment fees paid by the fund in connection with this line of credit agreement. The borrowings under this agreement are designed to be short-term and will not be used for investment leverage. For the period ended June 30, 2026, the fund had no borrowings under the line of credit.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred organizational costs of $43,740 and offering costs of $225,000 upon commencement of operations. Organization costs were expensed as incurred. Offering costs will be amortized over the fund’s first year of operations. $78,288 of offering costs were expensed during the period ended June 30, 2026 and $146,712 of unamortized offering costs are included in Deferred offering costs within the Consolidated statement of assets and liabilities.

Consolidated statement of cash flows. A Consolidated statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Consolidated statement of cash flows. The cash amount shown in the Consolidated statement of cash flows is the amount included in the fund’s Consolidated statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Manulife GA Trust

Notes to consolidated financial statements 6-30-26 (unaudited)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends at least semi-annually. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

3. Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

4. Fees and transactions with affiliates

The Advisor serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Investment Management Distributors LLC (the Placement Agent), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC) and the Placement Agent is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.55% of average net assets, accrued daily and paid quarterly in arrears. Effective March 1, 2026, the Advisor has a subadvisory agreement with Comvest Credit Advisors LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Performance fee. The fund has an agreement with the Advisor under which the fund pays a performance fee at an annual rate of 10% of the fund’s net profits, if any, over the high water mark (as defined below) provided that the performance fee shall be due only if (and, to the extent necessary, shall be reduced by an amount so that), after deducting such performance fee the fund’s net profits as of the end of the applicable quarter will at least equal a defined preferred return (as defined below). For the purposes of calculating the performance fee, net profits will be determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during a fiscal quarter and net of fund expenses, including the management fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No performance fee will be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters (the “cumulative loss”) have been recovered by the fund, which is referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of performance fees will be reduced in the event of withdrawals by shareholders. The Advisor is under no obligation to repay any performance fees previously paid by the fund. Thus, the payment of performance fee for a fiscal quarter will not be reversed by the subsequent decline of the fund’s net asset value in any subsequent fiscal quarter.

The preferred return as of the end of the applicable fiscal quarter is an amount equal to (a) 1.25% (the

Manulife GA Trust

Notes to consolidated financial statements 6-30-26 (unaudited)

“preferred return rate”) multiplied by (b) the fund’s net asset value as of the beginning of the fiscal quarter, adjusted to reflect additions to the fund’s net asset value resulting from new share purchases during the fiscal quarter and reductions to the fund resulting from withdrawals by, or distributions to, shareholders during the fiscal quarter (the “preferred return base”). The performance fee is accrued monthly and paid quarterly. During the period ended June 30, 2026, no performance fees were paid by the fund.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended June 30, 2026, amounted to an annual rate of 0.04% of the fund’s average net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the period ended June 30, 2026, commitments entered into by the fund pursuant to the exemptive order amounted to $26,054,437, including unfunded commitments of $9,613,217.

5. Fund share transactions

Affiliates of the fund owned 100% of shares of the fund on June 30, 2026.

6. Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $16,230,439 and $70,517, respectively, for the period ended June 30, 2026.

7. Segment reporting

The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statement of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.

Manulife GA Trust

Investment objective, principal investment strategies, and principal risks (unaudited)

Investment Objective

The fund’s investment objective is to generate current income.

Principal Investment Strategies

Under normal market conditions, and subject to the initial “ramp up” period described below, the fund will invest primarily in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund may also make investments and acquire securities in connection with senior loans, including equity co-investments. Equity co-investments in which the fund may invest are typically small investments in a direct or indirect parent company of the borrower. Senior loans do not include commercial mortgage loans (including subordinated real estate mezzanine financing). The fund will only invest in loans and commitments that are determined to be below investment-grade, also called junk bonds (i.e., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated). The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund will invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund may invest in senior loans indirectly through investments in affiliated and unaffiliated underlying funds that invest primarily in senior loans, including, but not limited to, closed-end investment companies, business development companies, private funds (other than affiliated private funds), and exchange-traded funds. It is expected that such funds would mainly be used during the ramp up period discussed below to gain exposure to senior loans. However, such funds may also be used thereafter in the Advisor’s discretion for purposes of investing excess cash when attractive senior loan investments are not available at the time of investment in such funds.

The fund does not expect to be able to achieve its target allocations until it has completed a ramp up period, which is anticipated to conclude within approximately 18 months following the fund’s commencement of operations. The fund will consider its ramp up period to end after it has acquired abroad portfolio of senior loan investments consistent with its investment objective and policies. The need for a significant ramp up period reflects the anticipated timing of deal flow for attractive and appropriate senior loan investments. Prior to the completion of ramp up period, the fund may invest a significant portion, and potentially up to 100%, of its assets in cash and cash equivalents pending the identification and funding of suitable senior loan investments. As noted above, the fund may also invest in underlying funds during this period to gain exposure to senior loans.

The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties (subject to customary exceptions),including a pledge of the equity of the borrower and its subsidiaries. While real property is not a primary source of collateral, occasionally mortgages are part of the collateral package if the borrower owns particularly valuable real property. The fund may also invest in subordinated debt obligations to the extent permitted by the fund’s investment restrictions.

The fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries.

The Advisor undertakes a comprehensive due diligence process, which includes a credit review and internal loan rating process as well as review of loan terms and collateral. The Advisor does not intend to cause the fund to borrow money or leverage its investments for the purpose of funding investments,other than in instances of short-term liquidity needs, and paying fund expenses.

The fund’s investments may also include original-issue-discount instruments and contractual “payment-in-kind,” or PIK, interest arrangements.

Manulife GA Trust

Investment objective, principal investment strategies, and principal risks (unaudited)

For the avoidance of doubt, the fund may engage in certain other investment activities that are not part of its principal investment strategy.

Principal Risks

An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.

The fund’s main risks are listed below in alphabetical order, not in order of importance.

Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Delayed funding loans and revolving credit facilities risk. Delayed funding loans and revolving credit facilities may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial Institutions could suffer losses as interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed.

Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.

Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.

Investment company securities risk. Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal repurchase requests. Widespread selling of fixed-income securities during periods of reduced demand may adversely impact the price or salability of such securities.

Manulife GA Trust

Investment objective, principal investment strategies, and principal risks (unaudited)

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Senior loans risk. Senior loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. Senior loans may have extended trade settlement periods which may result in cash not being immediately available. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan.

Subordinated liens on collateral risk. Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral.

Manulife GA Trust

Board considerations (unaudited)

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At a meeting held on October 22, 2025, the Board of Trustees (the Board) of the Manulife GA Trust (the New Fund), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), considered and approved the establishment of the New Fund. The Independent Trustees also met separately with counsel to the Independent Trustees to evaluate and discuss the information presented.

At the October 22, 2025 meeting, the Board considered and approved, with respect to the New Fund:

(a)the advisory agreement between the New Fund and Manulife Investment Management Private Markets (US) LLC (the Advisor) (the Advisory Agreement); and

(b)the subadvisory agreement between the Advisor and Comvest Credit Advisors, LLC (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

On December 17, 2025, the Board subsequently considered and approved an amendment to the Subadvisory Agreement (Amended Subadvisory Agreement) between the New Fund and the Subadvisor which added an additional breakpoint to the subadvisory fee approved under the Subadvisory Agreement (the Amended Subadvisory Agreement, together with the Subadvisory Agreement, the Subadvisory Agreements).

This section describes the evaluation by the Board of the Advisory Agreement and Subadvisory Agreements.

In considering the approval of the Advisory Agreement and the Subadvisory Agreements, with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund and the Advisor and the Subadvisor, including (but not limited to) comparative performance for a peer group of similar funds, fee and expense information for a peer group of similar funds, performance information for applicable benchmark indices relative to similar funds; and, with respect to the Advisor and Subadvisor, comparative performance information and fee information for similarly managed accounts, as applicable. The Board noted that it oversees a fund which is substantially similar to the New Fund. The Board also received other information including but not limited to the nature, extent, and quality of services to be provided by the Advisor under the Advisory Agreement, as well as information and discussion regarding the Advisor’s anticipated revenues and costs of providing services to the New Fund, any compensation paid to affiliates of the Advisor, and any other direct or indirect benefits to the Advisor and its affiliates from the proposed arrangements. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the affiliated John Hancock Funds, (the John Hancock Funds Complex). The information received and considered by the Board in connection with the October 22, 2025 and December 17, 2025 meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund, by the Advisor and or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the New Fund and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their

Manulife GA Trust

Board considerations (unaudited)

consideration of the proposed Advisory Agreement and Subadvisory Agreements and discussed the proposed Advisory Agreement and Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

The Board’s conclusions may have been based in part on relevant background information obtained in connection with the consideration of the advisory arrangements for the John Hancock Fund Complex in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the New Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management and other programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and for monitoring and reviewing the activities of third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the New Fund including investment, operational, enterprise, regulatory and compliance risks.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock Fund Complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other factors:

(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs;

(b)the background, qualifications, and skills of the Advisor’s personnel;

(c)the Advisor’s compliance program, including its policies and procedures, and its responsiveness to regulatory changes and fund industry developments;

(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund;

(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;

(f)the Advisor’s reputation and experience in serving as an investment advisor to the Trust.

Manulife GA Trust

Board considerations (unaudited)

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team in managing similar strategies. The Board also considered the performance of other comparable funds or accounts, if any, managed by the Advisor and the performance of their respective benchmarks and/or peer groups.

Fees and expenses. The Board reviewed comparative information regarding the New Fund’s proposed fees and expenses, including, among other data, the New Fund’s management fees and net total expenses as compared to other comparable investment companies. The Board considered that the proposed management fees were higher than the median advisory fees, and the proposed net total expenses were lower than the median advisory fees across the universe of closed-end, interval funds presented. The Board noted information from Management regarding the limitations of the comparability of the peers presented based on the unique investment strategy and structure of the New Fund. The Board took into account management’s discussion of the New Fund’s management fee. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients having similar investment mandates. The Board considered any difference between the Advisor’s services to the New Fund and the services it provides to Advisor comparable funds.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, in addition to other considerations and factors, the Board:

(a)reviewed financial information of the Advisor;

(b)considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to a services agreement;

(c)noted that affiliates of the Advisor will provide placement agency services to the New Fund;

(d)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the fund;

(e)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, and regulatory risk; and

(f)considered information presented by the Advisor regarding the anticipated profitability to the Advisor and its affiliates with respect to the New Fund.

Based upon its review, the Board concluded that the projected level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund were not unreasonable based on the other factors considered.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board took into account management’s discussions of the proposed advisory fee structure, and, as noted above, the services the Advisor provides in performing its functions under the Advisory Agreement. The

Manulife GA Trust

Board considerations (unaudited)

Board: reviewed the New Fund’s advisory fee structure and took into account management’s discussion of the New Fund’s advisory fee structure, including that management would evaluate the New Fund’s fees and expenses as it grows assets and the fee and expense profiles of its peers.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(a)information relating to the Subadvisor’s business;

(b)the performance of comparable funds, as applicable, managed by the key members of the proposed portfolio management team and the experience of the Subadvisor’s affiliates in managing similar strategies;

(c)the proposed subadvisory fee for the New Fund, including breakpoints under the Subadvisory Agreement and Amended Subadvisory Agreement; and

(d)information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor, including the affiliation between the Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board noted that the key members of the portfolio management team managing the New Fund currently manage a similar strategy overseen by the Board. The Board received and reviewed information provided by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also considered information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreements will be paid by the Advisor and not the New Fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor.

Manulife GA Trust

Board considerations (unaudited)

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or other management services in connection with financial products sponsored by the Advisor or its affiliates. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. In particular, the Board noted that the Advisor is newly affiliated with the Subadvisor.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.

Subadvisor performance. The Board noted that it reviews at its regularly scheduled meetings information about the performance of other funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s ability to monitor subadvisor performance.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;

(2)the Subadvisor provided performance information for a composite of comparable accounts over various time periods;

(3)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreements; and

(4)that the subadvisory fees will be paid by the Advisor not the New Fund.

***

Based on the Board’s evaluation of all factors that the Board deemed to be material, including but not limited to those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and Subadvisory Agreements would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements.

Manulife GA Trust

More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "JH GA Trust - Nominating and Governance Committee Charter."

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “JH GA Trust – Nominating and Governance Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manulife GA Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President,
Principal Executive Officer
Date:	August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
------------------------------
Ian Roke
President,
Principal Executive Officer
Date:	August 18, 2026
By:	/s/ Heidi Knapp
---------------------------
Heidi Knapp
Treasurer and Chief Financial
Officer,
Principal Financial Officer
Date:	August 18, 2026